Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. (the “Company”)

One Bryant Park

New York, NY 10036

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Bank of America, N.A. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, who are referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, Series 2018-PARK (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a single asset, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of September 1, 2018.

•	The following Microsoft Excel file (“Excel”) was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:

o	BAMLL 2018-PARK – Accounting Tape - Tied.xlsx

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.

•	The phrase “Engineering Report” refers to the signed property condition assessment document.

•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

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•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.

•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.

•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Rent Roll” refers to the rent roll document included in the Loan File.

•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.

•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the loan’s subordinate debt included in the Loan File.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

From August 1, 2018 through August 13, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents, and found them to be in agreement. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A are considered to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

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A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

August 15, 2018

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Commercial Mortgage Pass-Through Certificates, Series 2018-PARK

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B - Specified Attributes Provided by the Company (not subject to procedures)

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Commercial Mortgage Pass-Through Certificates, Series 2018-PARK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Street Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
2	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
3	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
4	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
5	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
6	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
7	Property SubType	Appraisal Report	The property sub-type, as stated in the Appraisal Report.	None
8	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
9	Most Recent Renovation	Appraisal Report	The year renovated, as stated in the Appraisal Report.	None
10	Total Property SF	Rent Roll	The total square feet, as stated in the Rent Roll.	None
11	Occupancy Rate	Rent Roll	The current occupancy, as stated in the Rent Roll.	None
12	Occupancy As of Date	Rent Roll	The date, as stated in the Rent Roll.	None
13	Loan Purpose	Closing Statement	The loan purpose, as shown in the Settlement Statement.	None
14	Trust Original Balance	Loan Agreement	The original loan amount, as defined in the Loan Agreement.	None
15	Trust Cut-off Date Balance	Calculation	The loan is interest only, the value has been set equal to Trust Original Balance.	None
16	Trust Maturity Balance	Calculation	The loan is interest only, the value has been set equal to the Trust Original Balance.	None
17	Loan PSF	Calculation	Computation in which the respective loan's Trust Original Balance was divided by the Total Property SF.	None
18	Origination Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None
19	First Payment Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
20	Maturity Date	Loan Agreement	The maturity date, as stated in the Loan Agreement.	None
21	Payment Day of Month	Loan Agreement	The payment date, as stated in the Loan Agreement.	None
22	Payment Grace Period Event of Default	Loan Agreement	The number of grace period days for the monthly payment prior to triggering a default, as stated in the Loan Agreement. "0", if there is no grace period.	None
23	Payment Grace Period Event of Late Fee	Loan Agreement	The number of grace period days for the monthly payment prior to triggering a late fee. "0", if there is no grace period.	None
24	Balloon Grace Period Event of Default	Loan Agreement	The number of grace period days for the balloon payment prior to triggering a default, as stated in the Loan Agreement. "0", if there is no grace period.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Commercial Mortgage Pass-Through Certificates, Series 2018-PARK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
25	Balloon Grace Period Event of Late Fee	Loan Agreement	The number of grace period days for the balloon payment prior to triggering a late fee. "0", if there is no grace period. "N/A", if there is no late fee for the balloon payment.	None
26	Amortization Type	Loan Agreement	"Amortizing", when the Original IO Term (mos) is equal to zero; or "Interest Only", when the Original IO Term (mos) is equal to the Original Loan Term (mos); or "Interest Only, Then Amortizing", when the Original IO Term (mos) is greater than zero, and less than Original Loan Term (mos).	None
27	Original Loan Term (mos)	Calculation	Computation in which the number of payments between, and including, the First Payment Date and Maturity Date, were counted.	None
28	Remaining Loan Term (mos)	Calculation	Computation in which the Seasoning was subtracted from the Original Loan Term (mos).	None
29	Seasoning	Calculation	Computation in which the number of monthly payments occurring between, and including, the First Payment Date and the Cut-off Date, were counted.	None
30	Original Amortization Term (mos)	Calculation	As the Loan is interest only, the value has been set to "0".	None
31	Remaining Amortization Term (mos)	Calculation	As the Loan is interest only, the value has been set to "0".	None
32	Original IO Term (mos)	Calculation	As the Loan is interest only, a computation in which the number of monthly payments occurring between the First Payment Date and Maturity Date, were counted.	None
33	Remaining IO Term (mos)	Calculation	Computation in which the Seasoning was subtracted from Original IO Term (mos).	None
34	Interest Accrual Method	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.	None
35	Interest Rate	Loan Agreement	The interest rate, as stated in the Loan Agreement.	None
36	Administrative Fee Rate	Fee Schedule	The administrative fee rate, as stated in the Fee Schedule.	None
37	Net Interest Rate	Calculation	Computation in which the Administrative Fee Rate was subtracted from the Interest Rate.	None
38	Monthly IO Payment	Calculation	Computation in which the Trust Original Balance was multiplied by the Interest Rate, and then multiplied by the Interest Accrual Method.	None
39	Annual IO Debt Service	Calculation	Computation in which the Monthly IO Payment was multiplied by 12.	None
40	Monthly P&I Payment	Calculation	"NAP", as the loan is interest only.	None
41	Annual P&I Debt Service	Calculation	"NAP", as the loan is interest only.	None
42	Annual Debt Service For Calcs	Calculation	As the loan is interest only, the value has been set equal to the Annual IO Debt Service.	None
43	Prepay Description	Loan Agreement	Description of prepayment penalty that includes the number of monthly payments during the lockout, yield maintenance period, and open period, as stated in the Loan Agreement.	None
44	Cut-off Date LTV	Calculation	Computation in which the Trust Cut-off Date Balance was divided by the Appraisal Value.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Commercial Mortgage Pass-Through Certificates, Series 2018-PARK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
45	Maturity Date LTV	Calculation	Computation in which the Trust Maturity Balance was divided by the Appraisal Value.	None
45	UW NOI DSCR	Calculation	Computation in which the Underwritten NOI was divided by the Annual Debt Service For Calcs.	0.01x
46	UW NCF DSCR	Calculation	Computation in which the Underwritten NCF was divided by the Annual Debt Service For Calcs.	0.01x
46	UW NOI Debt Yield	Calculation	Computation in which the Underwritten NOI was divided by the Trust Cut-Off Date Balance.	0.01%
47	UW NCF Debt Yield	Calculation	Computation in which the Underwritten NCF was divided by the Trust Cut-Off Date Balance.	0.01%
48	Appraisal Date	Appraisal Report	The date stated in the Appraisal Report referring to the Appraisal Value.	None
49	Appraisal Value	Appraisal Report	The property value stated in the Appraisal Report.	None
50	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
51	Environmental Phase I Report Date	Environmental Report	The date of the phase I report, as stated in the Environmental Report.	None
52	Environmental Phase II Report Date	Environmental Report	"NAP", if no phase II report was recommended.	None
53	Seismic Report Date	Seismic Report	If per the Engineering Report, a property is in a seismic zone of 3 or greater, then the date on the Seismic Report.	None
54	PML %	Seismic Report	If per the Engineering Report, a property is in a zone of 3 or greater, then the PML as defined in the Seismic Report.	None
55	Third Most Recent NOI Date	Underwriting File	The date of the third most recent cash flows, as stated in the Underwriting File.	None
56	Third Most Recent NOI	Underwriting File	The net operating income for the third most recent period, as stated in the Underwriting File.	$1.00
57	Second Most Recent NOI Date	Underwriting File	The date of the second most recent cash flows, as stated in the Underwriting File.	None
58	Second Most Recent NOI	Underwriting File	The net operating income for the second most recent period, as stated in the Underwriting File.	$1.00
59	Most Recent NOI Date	Underwriting File	The date of the most recent cash flows, as stated in the Underwriting File.	None
60	Most Recent Description	Underwriting File	The description of the most recent number of months, as stated in the most recent period column of the Underwriting File.	None
61	Most Recent Revenue	Underwriting File	The revenue, as stated in the most recent period column of the Underwriting File.	$1.00
62	Most Recent Expenses	Underwriting File	The total expenses, as stated in the most recent period column of the Underwriting File.	$1.00
63	Most Recent NOI	Underwriting File	The net operating income, as stated in the most recent period column of the Underwriting File.	$1.00

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Commercial Mortgage Pass-Through Certificates, Series 2018-PARK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
64	Most Recent NCF	Underwriting File	The net cash flow, as stated in the most recent period column of the Underwriting File.	$1.00
65	Underwritten Revenue	Underwriting File	The revenue, as stated in the underwritten column of the Underwriting File.	$1.00
66	Underwritten Expenses	Underwriting File	The total expenses, as stated in the underwritten column of the Underwriting File.	$1.00
67	Underwritten NOI	Underwriting File	The net operating income, as stated in the underwritten column of the Underwriting File.	$1.00
68	Underwritten Capital Items	Underwriting File	The capital items, as stated in the underwritten column of the Underwriting File.	$1.00
69	Underwritten NCF	Underwriting File	The net cash flow, as stated in the underwritten column of the Underwriting File.	$1.00
70	Largest Tenant 1	Rent Roll	Name of the largest tenant, as stated in the Rent Roll.	None
71	Largest Tenant 1 Sq. Ft.	Rent Roll	Total square feet of the largest tenant, as stated in the Rent Roll.	None
72	Largest Tenant 1 % of Total SF	Calculation	Computation in which the Largest Tenant 1 Sq. Ft. was divided by the Total Property SF.	None
73	Largest Tenant 1 Expiration	Rent Roll	Lease expiration date of the largest tenant, as stated in the Rent Roll.	None
74	Largest Tenant 2	Rent Roll	Name of the second largest tenant, as stated in the Rent Roll.	None
75	Largest Tenant 2 Sq. Ft.	Rent Roll	Total square feet of the second largest tenant, as stated in the Rent Roll.	None
76	Largest Tenant 2 % of Total SF	Calculation	Computation in which the Largest Tenant 2 Sq. Ft. was divided by the Total Property SF.	None
77	Largest Tenant 2 Expiration	Rent Roll	Lease expiration date of the second largest tenant, as stated in the Rent Roll.	None
78	Largest Tenant 3	Rent Roll	Name of the third largest tenant, as stated in the Rent Roll.	None
79	Largest Tenant 3 Sq. Ft.	Rent Roll	Total square feet of the third largest tenant, as stated in the Rent Roll.	None
80	Largest Tenant 3 % of Total SF	Calculation	Computation in which the Largest Tenant 3 Sq. Ft. was divided by the Total Property SF.	None
81	Largest Tenant 3 Expiration	Rent Roll	Lease expiration date of the third largest tenant, as stated in the Rent Roll.	None
82	Largest Tenant 4	Rent Roll	Name of the fourth largest tenant, as stated in the Rent Roll.	None
83	Largest Tenant 4 Sq. Ft.	Rent Roll	Total square feet of the fourth largest tenant, as stated in the Rent Roll.	None
84	Largest Tenant 4 % of Total SF	Calculation	Computation in which the Largest Tenant 4 Sq. Ft. was divided by the Total Property SF.	None
85	Largest Tenant 4 Expiration	Rent Roll	Lease expiration date of the fourth largest tenant, as stated in the Rent Roll.	None
86	Largest Tenant 5	Rent Roll	Name of the fifth largest tenant, as stated in the Rent Roll.	None
87	Largest Tenant 5 Sq. Ft.	Rent Roll	Total square feet of the fifth largest tenant, as stated in the Rent Roll.	None
88	Largest Tenant 5 % of Total SF	Calculation	Computation in which the Largest Tenant 5 Sq. Ft. was divided by the Total Property SF.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-PARK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
89	Largest Tenant 5 Expiration	Rent Roll	Lease expiration date of the fifth largest tenant, as stated in the Rent Roll.	None
90	Sponsors	Loan Agreement	The sponsor name, as defined in the Loan Agreement.	None
91	Carve-Out Guarantor(s)	Guaranty Agreement	The guarantor name, as defined in the Guaranty Agreement.	None
92	Borrower Name	Loan Agreement	The borrower name, as stated in the Loan Agreement.	None
93	Single Purpose Entity	Loan Agreement	“Yes”, if the borrower is a Single Purpose Entity, as stated in the Loan Agreement; otherwise, “No”.	None
94	Non-Consolidation Letter	Loan Agreement	"Yes", if non-consolidation letter is specified in the Loan Agreement; otherwise, "No".	None
95	Independent Director	Loan Agreement	Independent director description, if an independent director is required by the Loan Agreement. "N/A", if an independent director is not required.	None
96	Title Type	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
97	Lockbox	Loan Agreement	The type of lockbox, as stated in the Loan Agreement.	None
98	Cash Management	Loan Agreement	The type of cash management, as stated in the Loan Agreement.	None
99	Ground Lease Expiration Date	Ground Lease	The ground lease expiration date, as stated in the Ground Lease. "N/A" if there is no ground lease.	None
100	Ground Lessor	Ground Lease	The ground lease lessor, as stated in the Ground Lease. "N/A" if there is no ground lease.	None
101	Ground Rent	Ground Lease	The ground lease annual rent, as stated in the Ground Lease. "N/A" if there is no ground lease.	None
102	Real Estate Tax Escrow - Initial	Loan Agreement	Upfront real estate tax reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
103	Real Estate Tax Monthly Escrow	Loan Agreement	Monthly required real estate tax reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
104	Insurance Escrow - Initial	Loan Agreement	Upfront insurance reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
105	Insurance Monthly Escrow	Loan Agreement	Monthly required insurance reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
106	Replacement Reserve Escrow - Initial	Loan Agreement	Upfront replacement reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
107	Replacement Reserve Monthly Escrow	Loan Agreement	Monthly required replacement reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
108	Immediate Repairs Escrow - Initial	Loan Agreement	Upfront immediate repairs, as stated in the Loan Agreement. "$0" if none listed.	$1.00
109	Immediate Repairs Monthly Escrow	Loan Agreement	Monthly immediate repairs, as stated in the Loan Agreement. "$0" if none listed.	$1.00
110	TI /LC Escrow - Initial	Loan Agreement	Upfront TI/LC reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
111	TI/LC Monthly Escrow	Loan Agreement	Monthly required TI/LC reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00

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Commercial Mortgage Pass-Through Certificates, Series 2018-PARK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
112	Other Escrow 1 Description	Loan Agreement	Description of Other Escrow 1 Initial, as stated in the Loan Agreement. "N/A" if none listed.	None
113	Other Escrow 1 Initial	Loan Agreement	Upfront other reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
114	Other Escrow 1 Monthly	Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
115	Other Escrow 2 Description	Loan Agreement	Description of Other Escrow 2 Initial, as stated in the Loan Agreement. "NAP" if none listed.	None
116	Other Escrow 2 Initial	Loan Agreement	Upfront other reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
117	Other Escrow 2 Monthly	Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement. "$0" if none listed.	$1.00
118	Additional Financing In Place	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed "No".	None
119	Additional Financing Type	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed "N/A".	None
120	Additional Financing Amount (Original)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed "$0".	None
121	Additional Financing Amount (Cut-off)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed "$0".	None
122	Additional Financing Interest Rate	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed "N/A".	None
123	Additional Financing Interest Accrual Method	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed "N/A".	None
124	Additional Financing Amortization Type	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed "N/A".	None
125	Future Additional Debt Permitted (Y/N)	Loan Agreement	"Yes", if there is future debt permitted, "No" if future debt is not permitted.	None
126	Future Additional Debt Type	Loan Agreement	"NAP", if Future Additional Debt Permitted (Y/N) is “No”.	None
127	Future Additional Debt Limit	Loan Agreement	"NAP", if Future Additional Debt Permitted (Y/N) is “No”.	None
128	Mortgage Loan Original Balance	Calculation	As the trust loan constitutes the entire mortgage, set equal to the Trust Original Balance.	None
129	Mortgage Loan Cut-off Date Balance	Calculation	As the trust loan constitutes the entire mortgage, set equal to the Trust Cut-off Date Balance.	None
130	Mortgage Loan Maturity Balance	Calculation	As the trust loan constitutes the entire mortgage, set equal to the Trust Maturity Balance.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-PARK	EXHIBIT B
Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Property Name
2	Notes

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